Basis of preparation	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of preparation
Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), effective as of December 31, 2017. These consolidated financial statements were authorized for issue by the Board of Directors on March 13, 2018.